Share-based compensation, Weighted Average Grant date Fair Value and Assumptions (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2018 CHF (SFr) yr	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 CHF (SFr) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 CHF (SFr) shares yr
Number and weighted average exercise prices of options under the share option programs [Abstract]
Weighted average fair value, options granted (in CHF/USD per share)		SFr 6.54	$ 6.66	SFr 7.29		SFr 5.85
Weighted average assumptions [Abstract]
Exercise price (in CHF/USD per share)				12.00	$ 12.30	0.15
Share Price, weighted average (in CHF/USD per share)			$ 9.87	SFr 8.77		SFr 5.96
Risk free interest rate		0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility		80.00%	80.00%	80.00%	80.00%	80.00%
Expected term | yr		6	6	6	6	6
Dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%
Share-based compensation [Abstract]
Expense charged against the income statement		SFr 2,518,000		SFr 1,579,000		SFr 1,317,000
Incremental fair value amount						SFr 238,000
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (in CHF/USD per share)			$ 8.33	9.53
Top of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (in CHF/USD per share)			$ 12.30	SFr 12.00
Former Chief Financial Officer [Member]
Share-based compensation [Abstract]
Forfeited during the year (in shares) | shares						98,500
Granted during the year (in shares) | shares	49,250
Grant date fair value of the replacement award	SFr 674,000					SFr 674,000